INVESTMENT OPERATIONS - Summary of Net Realized Investment and Derivative Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Realized gains (losses) - investments, net
Fixed maturities	$ 46	$ 46	$ 48
Equity securities	4	0	(3)
Other investments	20	45	9
Total realized gains (losses) - investments, net	70	91	54
Modco trading portfolio	(103)	130	243
Equity securities	(8)	13	50
Change in net expected credit losses - fixed maturities	6	(125)	0
Net impairment losses recognized in operations	0	0	(34)
Commercial mortgage loans	137	(149)	(4)
Gains (losses) - derivatives, net	48	(195)	(368)
Net gains (losses) - investments and derivatives	$ 150	$ (235)	$ (59)